FAIR VALUE MEASUREMENTS	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
NOTE 10 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $320,004,846 in money market funds which are invested primarily in U.S. Treasury Securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$320,004,846
Liabilities:
Warrant Liability — Public Warrants	1	$16,106,667
Warrant Liability — Private Placement Warrants	3	$8,456,000
The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
Initial Measurement
The Company established the initial fair value for the warrants on September 29, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-third of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds recorded as Class A ordinary shares subject to possible redemption, and Class A ordinary shares based on their relative fair values recorded at the initial measurement date. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model were as follows at their measurement dates:

Input	September 29, 2020 (Initial Measurement)
Risk-free interest rate	0.3%
Expected term to initial business combination (years)	0.6
Expected volatility	15.0%
Exercise price	$11.50
Fair value of Units	$10.12
On September 29, 2020, the Private Placement Warrants and Public Warrants were determined to be $0.82 per warrant for aggregate values of $4.4 million and $8.2 million, respectively.
Subsequent Measurement
The warrants are measured at fair value on a recurring basis. The subsequent measurement of the warrants as of September 30, 2020 is classified as Level 3 due to the use of unobservable inputs. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market and the subsequent measurement of the Private Placement Warrants as December 31, 2020 is classified Level 3 due to the use of unobservable inputs.
As of September 30, 2020, the aggregate value of the Private Placement Warrants and Public Warrants was $4.9 million and $9.3 million, respectively.

Input	September 30, 2020
Risk-free interest rate	0.3%
Expected term to initial business combination (years)	0.6
Expected volatility	15.0%
Exercise price	$11.50
Fair value of Units	$10.14
As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $8.5 million and $16.1 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of July 28, 2020 (inception)	$—		$—		$—
Initial measurement on September 29, 2020	4,373,333	3	8,200,000	3	12,573,333
Change in valuation inputs or other assumptions	266,667		500,00		766,667
Fair value as of September 30, 2020	4,640,000	3	8,700,000	3	13,340,000
Change in valuation inputs or other assumptions	3,816,000		7,406,667		11,222,667

Fair value as of December 31, 2020	$8,456,000	3	$16,106,667	1	$24,562,667

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $16,106,667 during the period from September 29, 2020 through December 31, 2020.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Note 9 — Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At June 30, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $320,014,519 and $320,004,826, respectively in money market funds which are primarily invested in U.S. Treasury securities. During the three and six months ending June 30, 2021, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$320,014,519	$320,004,846
Liabilities:
Warrant Liabilities — Public Warrants	1	$30,240,001	$16,106,667
Warrant Liabilities — Private Placement Warrants	2	$15,876,000	$8,456,000
The warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the Company’s condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statement of operations.
The Company established the initial fair value for the warrants on September 29, 2020, the date of the Company’s Initial Public Offering, and measured the fair value of the warrants on September 30, 2020, using a Monte Carlo simulation model. The warrants were classified as Level 3 at the initial measurement date and at September 30, 2020 due to the use of unobservable inputs. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the warrants was the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.
The subsequent measurement of the Public Warrants as of December 31, 2020 and June 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market and the subsequent measurement of the Private Placement Warrants as of December 31, 2020 and June 30, 2021 is classified Level 2 due to the use of observable inputs other than Level 1 inputs.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
January 1, 2021	$8,456,000	$16,106,667	$24,562,667
Change in fair value	7,420,000	14,133,334	21,553,334
Fair value as of June 30, 2021	15,876,000	30,240,001	46,116,001
Transfers to/from Levels 1,2 and 3 are recognized at the end of the reporting period in which change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy for the three and six months ended June 30, 2021.

Rocket Lab USA, Inc.
FAIR VALUE MEASUREMENTS
(5)	FAIR VALUE OF FINANCIAL INSTRUMENTS
As of June 30, 2021 and December 31, 2020 the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$24,888	$—	$—	$24,888

Total	$24,888	$—	$—	$24,888

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Other non-current liabilities:
Warrants-preferred stock (Note 11)	$—	$—	$9,377	$9,377

Total	$—	$—	$9,377	$9,377

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$49,869	$—	$—	$49,869

Total	$49,869	$—	$—	$49,869

Liabilities:
Other non-current liabilities:
Warrants-preferred stock (Note 11)	$—	$—	$3,899	$3,899

Total	$—	$—	$3,899	$3,899

The estimated fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or ability to dispose of the financial instrument.
There were no transfers between fair value measurement levels during the six months ended June 30, 2021. The change in the warrant liabilities measured at fair value using level three unobservable inputs is as follows for the quarter ended June 30, 2021:

Balance, at December 31, 2020	$3,899
Cost of warrants vesting during the period	352
Change in fair value included in earnings	5,126
Balance, at June 30, 2021	$9,377

As of June 30, 2021 and December 31, 2020, the fair value of the warrants was estimated primarily using a combination of the guideline public company method, an income approach based on discounted estimated future cash flows, the probability-weighted expected return method and the option pricing method. Under these approaches, the value of the warrants was estimated for various future scenarios and then probability-weighted based on the likelihood of each future scenario. The estimates used in the valuation of the warrants are highly subjective in nature and involve a large degree of uncertainty. The valuation of the warrants is considered to be at Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable.

5.	FAIR VALUE OF FINANCIAL INSTRUMENTS
As of December 31, the following financial assets and liabilities are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as follows:

	2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$49,869	$—	$—	$49,869

Total	$49,869	$—	$—	$49,869

Liabilities:
Other non-current liabilties:
Warrants-preferred stock (Note 11)	$—	$—	$3,899	$3,899

Total	$—	$—	$3,899	$3,899

	2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market accounts	$93,314	$—	$—	$93,314

Total	$93,314	$—	$—	$93,314

Liabilities:
Other non-current liabilties:
Warrants-preferred stock (Note 11)	$—	$—	$1,284	$1,284

Total	$—	$—	$1,284	$1,284

The estimated fair value amounts shown above are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or ability to dispose of the financial instrument.
There were no transfers between fair value measurement levels during the years ended December 31, 2020 and 2019. The change in the warrant liabilities measured at fair value using level three unobservable inputs is as follows for the years ended December 31, 2020 and 2019:

Balance, at January 1, 2019	$1,197
Change in fair value included in earnings	87

Balance, at December 31, 2019	$1,284
Cost of warrants vesting during the year	198
Change in fair value included in earnings	2,417

Balance, at December 31, 2020	$3,899

As of December 31, 2019, the fair value of the warrants was estimated primarily using the subject company transaction method. Under this method, the Company’s own stock transactions were used as a basis for estimating the total equity value of the Company, which was then allocated to the Company’s various securities using the option pricing method. As of the December 31, 2020, the fair value of the warrants was estimated primarily using a combination of the guideline public company method, an income approach based on discounted estimated future cash flows, the probability-weighted expected return method and the option pricing method. Under these approaches, the value of the warrants was estimated for various future scenarios and then probability-weighted based on the likelihood of each future scenario. The valuation technique changed as of December 31, 2020, due to the lack of a recent and relevant stock transaction as well as recent developments in the Company’s likely liquidation scenarios. The estimates used the valuation of the warrants are highly subjective in nature and involve a large degree of uncertainty. The valuation of the warrants is considered to be at Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable.